TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Provision for doubtful accounts		$ 160	$ 102
Unrealized gains		124	138
Provisions for employee benefits		369	476
Inventory		1,397	1,608
Goodwill and intangible assets		156	360
Tax credits carryforward		75	347
Capital and state tax losses carryforward		3,417	3,409
Net operating losses carryforward		509	817
Other		246	237
Deferred tax assets, before valuation allowance		6,453	7,494
Valuation allowance		(3,417)	(3,409)	$ (3,449)	$ (3,574)
Deferred tax assets, net		3,036	4,085
Deferred tax liabilities:
Property, plant and equipment and intangible assets		(2,120)	(2,643)
Earnings from foreign subsidiaries	[1]	(2,200)	(2,259)
Other temporary differences deferred tax liabilities		(140)	(225)
Deferred tax liabilities		(4,460)	(5,127)
Net		$ (1,424)	$ (1,042)

[1]	During 2016, the Company recorded an accrual that related to a deferred tax liability due to the possibility of future distribution of earnings from foreign subsidiaries of the company.